Organization and Principal Activities (Tables)	12 Months Ended
May 31, 2017
Accounting Policies [Abstract]
Details of Company's Subsidiaries and VIE and Its Subsidiaries

As of May 31, 2017, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment)/ operation	Legal ownership	Principal activity
Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing Joy Tend Technology Company Limited (“Beijing Joy Tend”)	January 31, 2013	PRC	100%	Educational consulting and software development
Subsidiaries of the Company:

Beijing Right Time Technology Company Limited (“Beijing Right Time”)	January 31, 2013	PRC	100%	Educational consulting and software development

Beijing Sincerity Technology Company Limited (“Beijing Sincerity”)	April 12, 2013	PRC	100%	Educational consulting and software development

Beijing Magnificence Technology Company Limited (“Beijing Magnificence”)	November 1, 2013	PRC	100%	Educational consulting and software development

Beijing Top Technology Company Limited (“Beijing Top”)	November 13, 2013	PRC	100%	Educational consulting and software development

Beijing Shenghe Technology Company Limited (“Beijing Shenghe”)	May 27, 2014	PRC	100%	Educational consulting and software development

Beijing Jinghong Software Technology Company Limited (“Beijing Jinghong”)	September 18, 2016	PRC	100%	Educational consulting and software development

Beijing New Oriental Walkite International Travel Co., Ltd.	May 22, 2012	PRC	100%	Consulting

Walkite International Academy Co., Ltd.	March 16, 2015	U.K.	100%	Consulting

Beijing New Road Information Consulting Services Co., Ltd. (“New Road”)	March 6, 2015	PRC	51%	Consulting

Walkite International Academy (U.S.A.) Co., Ltd.	April 13, 2015	U.S.A.	100%	Consulting

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Abundant State Limited (“Abundant”)	March 20, 2013	BVI	100%	Educational Consulting

Koolearn Holding Limited (“Koolearn HK”)	June 21, 2013	Hong Kong	100%	Educational Consulting

New Oriental Vision Overseas Consulting Australia Pty Ltd.	January 25, 2017	Australia	100%	Consulting

Variable interest entity of the Company:

New Oriental Education & Technology Group Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services
Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post- secondary education

Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education

Guangzhou Haizhu District Privately-Funded New Oriental Training School (“Guangzhou Haizhu School”) (a)	September 8, 2000	PRC	N/A	Language education

Guangzhou New Oriental Training School (“Guangzhou School”) (a)	August 20, 2013	PRC	N/A	Language education

Guangzhou Panyu District Privately-Funded New Oriental Training Centre (“Guangzhou Panyu School”) (a)	June 19, 2013	PRC	N/A	Language education

Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education

Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education

Xi’an Yanta District New Oriental School	November 26, 2002	PRC	N/A	Language education

Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education

Shenzhen New Oriental Training School	October 15, 2003	PRC	N/A	Language education

Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education

Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education

Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education

Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education

Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education

Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education

Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education

Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education

Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education

Hangzhou New Oriental Advanced Study School (“Hangzhou School”) (b)	July 21, 2005	PRC	N/A	Language education

Hangzhou New Oriental Education & Consulting Company Limited	May 8, 2012	PRC	N/A	Language education

Fuyang New Oriental Training School (“Fuyang School”) (b)	October 22, 2012	PRC	N/A	Language education

Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education

Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education

Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education

Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education

Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Schools and subsidiaries of New Oriental China:

Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education

Yunnan New Oriental Training School	June 13, 2006	PRC	N/A	Language education

Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education

Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Xiling District New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chengguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Shiyan New Oriental School	May 23, 2011	PRC	N/A	Language education

Quanzhou Fengze District New Oriental Education Training School	June 26, 2015	PRC	N/A	Language education

Wenzhou New Oriental School	August 14, 2015	PRC	N/A	Language education

Weifang New Oriental Training School	October 10, 2015	PRC	N/A	Language education

Shanghai New Oriental Education & Training Company Limited	September 15, 2015	PRC	N/A	Language education

Zhuhai Xiangzhou District New Oriental Training Centre	December 11, 2015	PRC	N/A	Language education

Yangzhou Guangling District New Oriental Training Centre	March 24, 2016	PRC	N/A	Language education

Jinzhou New Oriental Training School	April 19, 2016	PRC	N/A	Language education

Baoding Jingxiu District New Oriental Training School	July 8, 2016	PRC	N/A	Language education

Taian New Oriental School	September 9, 2016	PRC	N/A	Language education

Chongqing Yongchuan District New Oriental Training School	September 25, 2016	PRC	N/A	Language education

Yantai Zhifu District New Oriental Foreign LanguageTraining School	November 11, 2016	PRC	N/A	Language education

Kaifeng New Oriental Education Information Consulting Co., Ltd.	October 31, 2016	PRC	N/A	Language education

Beijing Shengdeweixin Education & Technology Co., Ltd.	November 22, 2016	PRC	N/A	Language education

Cangzhou Yunhe District New Oriental Education Training School	November 29, 2016	PRC	N/A	Language education

Qinghuangdao Haigang District New Oriental Training School	January 17, 2017	PRC	N/A	Language education

Zhangzhou Development Zone New Oriental Education Training School	March 22, 2017	PRC	N/A	Language education

Anyang Beiguan District New Oriental Education Training School	May 16, 2017	PRC	N/A	Language education

Nanyang New Oriental Education Training Co., Ltd.	April 19, 2017	PRC	N/A	Language education

Handan Congtai District New Oriental Training School	April 27, 2017	PRC	N/A	Language education

Beijing Shuangshi Oriental Education & Technology Co., Ltd.	April 27, 2017	PRC	N/A	Educational consulting

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High Schiool”)	October 27, 2008	PRC	N/A	Primary secondary school education

China Management Software Institute (“CMSI”)	September 1, 2012	PRC	N/A	Higher education
Schools and subsidiaries of New Oriental China:

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Yangzhou Guangling District New Oriental Kindergarten of Stars (“Yangzhou Kindergarten”)	August 26, 2014	PRC	N/A	Kindergarten

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd.	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 21, 2007	PRC	N/A	Sales of educational materials and products

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 25, 2008	PRC	N/A	Sales of educational materials and products
Schools and subsidiaries of New Oriental China:

Lanzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	October 28, 2008	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	June 1, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 13, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 7, 2012	PRC	N/A	Sales of educational materials and products

Zhuhai New Oriental Dogwood Bookstore & Audio- Visual Products Co., Ltd.	September 28, 2016	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd.	September 8, 2011	PRC	N/A	Consulting

Shanxi New Oriental Vision Overseas Consultancy Co., Ltd.	April 22, 2014	PRC	N/A	Consulting

Fujian New Oriental Vision Overseas Consultancy Co., Ltd.	May 13, 2014	PRC	N/A	Consulting

Guangdong Vision Overseas Consultancy Co., Ltd.	May 29, 2014	PRC	N/A	Consulting

Xinjiang New Oriental Vision Overseas Consultancy Co., Ltd.	July 9, 2014	PRC	N/A	Consulting

Shaanxi New Oriental Vision Overseas Consultancy Co., Ltd.	January 23, 2015	PRC	N/A	Consulting

Tianjin New Oriental Vision Overseas Consultancy Co., Ltd.	May 13, 2015	PRC	N/A	Consulting

Inner Mongolia New Oriental Vision Overseas Consultancy Co., Ltd.	May 29, 2015	PRC	N/A	Consulting

Liaoning New Oriental Vision Overseas Consultancy Co., Ltd.	June 10, 2015	PRC	N/A	Consulting

New Oriental Vision Overseas Consulting (U.K.) Ltd.	June 10, 2015	U.K.	N/A	Consulting

Gansu New Oriental Vision Overseas Consultancy Co., Ltd.	May 15, 2015	PRC	N/A	Consulting

Qingdao New Oriental Vision Overseas Consultancy Co., Ltd.	August 20, 2015	PRC	N/A	Consulting

Hunan New Oriental Vision Overseas Consultancy Co., Ltd.	November 3, 2015	PRC	N/A	Consult ing

Beijing New Oriental Vision Overseas Service Co., Ltd.	February 24, 2016	PRC	N/A	Consulting

Beijing Ainuoshida Education & Technology Co., Ltd and its subsidiaries	September 24, 2014	PRC	N/A	Consulting
Schools and subsidiaries of New Oriental China:

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Inc.Ltd. (c)	March 11, 2005	PRC	N/A	On-line education

Beijing New Oriental Kuxuehuisi Network Technology Co., Ltd.	February 1, 2013	PRC	N/A	On-line education

Beijing DongFangYouBo Network Technology Co., Ltd.	June 23, 2016	PRC	N/A	On-line education

Leci Internet Technology (Beijing) Company Limited (“Leci Internet”)	February 11, 2014	PRC	N/A	Educational consulting and software development

Beijing Dongfangzhuoyong Investment Management Co., Ltd.	April 29, 2014	PRC	N/A	Investment management

Ningbo Meishan Bonded Port Area Hexin Oriental Asset Management Co., Ltd.	April 28, 2017	PRC	N/A	Asset management

Beijing New Oriental MEGAWAY Education & Consulting Co., Ltd.	March 4, 2015	PRC	N/A	Educational consulting

Beijing Aixuehuisi Education & Technology Co., Ltd.	January 6, 2015	PRC	N/A	Technology

Beijing Fishpond Software Technology Co., Ltd.	November 24, 2015	PRC	N/A	Technology

Beijing Bright the Future Education & Technology Co., Ltd.	July 18, 2016	PRC	N/A	Consulting

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	N/A	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 20, 2007	PRC	N/A	Kindergarten

Nanjing Yuhuatai District New Oriental Kindergarten of Stars (“Nanjing Kindergarten”)	April 10, 2009	PRC	N/A	Kindergarten

Qingdao Alice Education & Technology Company Limited (“Qingdao Alice “)	August 21, 2014	PRC	N/A	Kindergarten

Qingdao Laoshan District Happy Alice Kindergarten (“Laoshan Alice”)	December 4, 2014	PRC	N/A	Kindergarten

Qingdao Happy Alice Kindergarten (“Qingdao Happy Alice”)	November 29, 2005	PRC	N/A	Kindergarten

Qingdao Chengyang District Happy Alice Kindergarten (“Chengyang Alice”)	October 30, 2014	PRC	N/A	Kindergarten

Beijing Chao Yang District Taiyanggong Kindergarten of Stars (“Taiyanggong Kindergarten”)	January 20, 2017	PRC	N/A	Kindergarten

(a)	Guangzhou School and Guangzhou Panyu School were established in the year ended May 31, 2014. Although they are separate legal entities, from the perspective of the Group’s internal management, they together with Guangzhou Haizhu School are considered as one school since they are operated by the same local management in Guangzhou.
(b)	Although the Fuyang School is a separate legal entity, from the perspective of the Group’s internal management, Fuyang School and Hangzhou School are considered as one school since they are operated by the same local management in Hangzhou.
(c)	The contractual agreements between Xuncheng, New Oriental China and Chongshengdongfang were terminated in September 2015.

Balances and Amounts of Company's WFOEs and VIEs

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the offshore companies, WFOEs and VIEs in the Group:

	As of May 31,
	2016	2017
	US$	US$
Total current assets	1,262,811	1,590,750
Total non-current assets	381,262	488,709

Total assets	1,644,073	2,079,459

Total current liabilities	860,877	1,137,288
Total non-current liabilities	1,432	2,174

Total liabilities	862,309	1,139,462

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Net revenues	1,221,101	1,443,851	1,777,864
Net income	265,485	313,828	333,456
Net cash provided by operating activities	357,893	450,848	450,196
Net cash used in investing activities	(167,847)	(286,235)	(459,532)
Net cash provided by financing activities	—	69,747	8,807